Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated October 28, 2009
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the NACM Small Cap Portfolio
Effective immediately, the information relating to the NACM Small Cap Portfolio under “Fund Management—Portfolio Managers—NACM” in the Prospectus is hereby replaced with the following:
“Mark Roemer, supported by a team, is the individual at NACM who has primary responsibility for the day-to-day management of the Small Cap Portfolio.
Mark Roemer is a Senior Vice President at NACM. He joined the firm in 2001 and is a member of the Global Systematic Small to Mid Cap Team. He was previously principal and U.S. equity product manager with Barclays Global Investors. He was a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London. He earned his master’s degree in finance from the London Business School, as well as an M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School. He earned his B.S. from Virginia Tech. He has thirteen years of relevant experience.”

PREMIER VIT
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
Supplement Dated October 28, 2009
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the NACM Small Cap Portfolio
Effective immediately, the information relating to the NACM Small Cap Portfolio under “Fund Management—Portfolio Managers—NACM” in the Prospectus is hereby replaced with the following:
“Mark Roemer, supported by a team, is the individual at NACM who has primary responsibility for the day-to-day management of the Small Cap Portfolio.
Mark Roemer is a Senior Vice President at NACM. He joined the firm in 2001 and is a member of the Global Systematic Small to Mid Cap Team. He was previously principal and U.S. equity product manager with Barclays Global Investors. He was a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London. He earned his master’s degree in finance from the London Business School, as well as an M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School. He earned his B.S. from Virginia Tech. He has thirteen years of relevant experience.”

PREMIER VIT
NACM Small Cap Portfolio
Supplement Dated October 28, 2009
to the Class I Prospectus Dated May 1, 2009
Effective immediately, the information relating to the Portfolio under “Fund Management—Portfolio Managers” in the Prospectus is hereby replaced with the following:
“Mark Roemer, supported by a team, is the individual at NACM who has primary responsibility for the day-to-day management of the Small Cap Portfolio.
Mark Roemer is a Senior Vice President at NACM. He joined the firm in 2001 and is a member of the Global Systematic Small to Mid Cap Team. He was previously principal and U.S. equity product manager with Barclays Global Investors. He was a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London. He earned his master’s degree in finance from the London Business School, as well as an M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School. He earned his B.S. from Virginia Tech. He has thirteen years of relevant experience.”

PREMIER VIT
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated October 28, 2009
to the Class II Prospectus Dated October 5, 2009
Disclosure Relating to the NACM Small Cap Portfolio
Effective immediately, the information relating to the NACM Small Cap Portfolio under “Fund Management—Individual Portfolio Managers—NACM” in the Prospectus is hereby replaced with the following:
“Mark Roemer, supported by a team, is the individual at NACM who has primary responsibility for the day-to-day management of the Small Cap Portfolio.
Mark Roemer is a Senior Vice President at NACM. He joined the firm in 2001 and is a member of the Global Systematic Small to Mid Cap Team. He was previously principal and U.S. equity product manager with Barclays Global Investors. He was a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London. He earned his master’s degree in finance from the London Business School, as well as an M.S. from Stanford University in their joint master’s program between the College of Engineering and Stanford Business School. He earned his B.S. from Virginia Tech. He has thirteen years of relevant experience.”